JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
August 3, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 79 to its Registration Statement under the 1940 Act (“Amendment No. 77”).
Amendment No. 77 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of the John Hancock International Growth Equity Fund (the “Fund”), a series of the Trust, that will be publicly offered. The Fund also intends to file a registration statement on Form N-14 to register shares to be used in connection with the reorganization of another registered investment company (the “Acquired Fund”) into the Fund. The Trust anticipates filing the N-14 on or about September 24, 2012.
If you have any questions or comments, please call me at 617-663-4326.
Sincerely,

/s/ Andrew Wilkins
Andrew Wilkins
Assistant Secretary